INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for federal income tax

	2025	2024
Federal income tax benefit attributable to:
Current Operations	$(12,180)	$(12,700)
Change in valuation allowance	12,180	12,700
Net provision for Federal income taxes	$–	$–

Schedule of net deferred tax assets

	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$(76,680)	$(64,500)
Less: valuation allowance	76,680	64,500
Net deferred tax asset	$–	$–